Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	6.00%	7.20%	7.40%
Discount rate - net periodic benefit cost	[1]	6.00%	7.20%	7.40%
Rate of increase in compensation levels of covered employees		7.00%	5.00%	5.00%
Rate of return on plan assets		6.00%	7.00%	7.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	7.50%	8.40%	8.00%
Discount rate - net periodic benefit cost	[1]	7.50%	8.40%	8.00%
Rate of increase in compensation levels of covered employees		8.00%	9.00%	11.00%
Rate of return on plan assets		7.00%	7.20%	8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.